Parent Company Changes In Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed changes in equity statements caption [Line Items]
Merger impact	€ 0	€ 0	€ 0
Scrip dividend	(156)	(130)	(136)
Increase (decrease) in treasury share repurchase in equity	(501)	(701)	(114)
Increase (decrease) through share-based payment transactions, equity	15	13	12
Other treasury repurchase in equity instruments	0	272	0
Increase (decrease) through other changes, equity	8	12	17
Share premium [member]
Condensed changes in equity statements caption [Line Items]
Merger impact	0	0	4,426
Scrip dividend	0	0	(58)
Increase (decrease) in treasury share repurchase in equity	0	0	(52)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments	0	0	0
Increase (decrease) through other changes, equity	0	0	0
Treasury shares [member]
Condensed changes in equity statements caption [Line Items]
Merger impact	0	0	0
Scrip dividend	0	0	0
Increase (decrease) in treasury share repurchase in equity	0	0	(52)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments	0	0	0
Increase (decrease) through other changes, equity	0	0	0
Reserves [Member]
Condensed changes in equity statements caption [Line Items]
Merger impact	0	0	(4,288)
Scrip dividend	(156)	(130)	(78)
Increase (decrease) in treasury share repurchase in equity	(501)	(701)	(10)
Increase (decrease) through share-based payment transactions, equity	15	13	12
Other treasury repurchase in equity instruments	0	272	0
Increase (decrease) through other changes, equity	3	17	15
Ferrovial SE as parent company [Member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	6,422	4,102	4,576
Merger impact			0
Profit loss in Ferrovial SE of changes in equity for parent company	894	3,270	308
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	(524)	153	(65)
Total other comprehensive transfer to income in equity for parent company	93	(15)	(3)
Total other income and expense recognized in equity for the year for the parent company	463	3,408	240
Scrip dividend	156	130	136
Increase (decrease) in treasury share repurchase in equity	(501)	(701)	(114)
Aggregated shareholder remuneration in equity for parent company	(657)	(831)	(250)
Increase (decrease) through share-based payment transactions, equity	15	13	12
Other treasury repurchase in equity instruments	(272)
Increase (decrease) through other changes, equity	(17)	2	(476)
Other transactions aggregated to balance in equity for parent company	(2)	(257)	(464)
Balance on the statements of change equity for parent company period end	6,226	6,422	4,102
Ferrovial SE as parent company [Member] | Share capital [Member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	7	7	145
Merger impact			(138)
Profit loss in Ferrovial SE of changes in equity for parent company	0	0	0
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	0	0	0
Total other comprehensive transfer to income in equity for parent company	0	0	0
Total other income and expense recognized in equity for the year for the parent company	0	0	0
Scrip dividend	0	0	0
Increase (decrease) in treasury share repurchase in equity	0	0	0
Aggregated shareholder remuneration in equity for parent company	0	0	0
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments
Increase (decrease) through other changes, equity	0	0	0
Other transactions aggregated to balance in equity for parent company	0	0	0
Balance on the statements of change equity for parent company period end	7	7	7
Ferrovial SE as parent company [Member] | Share premium [member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	4,316	4,316	0
Merger impact			4,426
Profit loss in Ferrovial SE of changes in equity for parent company	0	0	0
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	0	0	0
Total other comprehensive transfer to income in equity for parent company	0	0	0
Total other income and expense recognized in equity for the year for the parent company	0	0	0
Scrip dividend	0	0	58
Increase (decrease) in treasury share repurchase in equity	0	0	(52)
Aggregated shareholder remuneration in equity for parent company	0	0	(110)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments
Increase (decrease) through other changes, equity	0	0	0
Other transactions aggregated to balance in equity for parent company	0	0	0
Balance on the statements of change equity for parent company period end	4,316	4,316	4,316
Ferrovial SE as parent company [Member] | Treasury shares [member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	(78)	(78)	(26)
Merger impact			0
Profit loss in Ferrovial SE of changes in equity for parent company	0	0	0
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	0	0	0
Total other comprehensive transfer to income in equity for parent company	0	0	0
Total other income and expense recognized in equity for the year for the parent company	0	0	0
Scrip dividend	0	0	0
Increase (decrease) in treasury share repurchase in equity	0	0	(52)
Aggregated shareholder remuneration in equity for parent company	0	0	(52)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments
Increase (decrease) through other changes, equity	0	0	0
Other transactions aggregated to balance in equity for parent company	0	0	0
Balance on the statements of change equity for parent company period end	(78)	(78)	(78)
Ferrovial SE as parent company [Member] | Reserves [Member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	2,177	(143)	4,457
Merger impact			(4,288)
Profit loss in Ferrovial SE of changes in equity for parent company	894	3,270	308
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	(524)	153	(65)
Total other comprehensive transfer to income in equity for parent company	93	(15)	(3)
Total other income and expense recognized in equity for the year for the parent company	463	3,408	240
Scrip dividend	156	130	78
Increase (decrease) in treasury share repurchase in equity	(501)	(701)	(10)
Aggregated shareholder remuneration in equity for parent company	(657)	(831)	(88)
Increase (decrease) through share-based payment transactions, equity	15	13	12
Other treasury repurchase in equity instruments	(272)
Increase (decrease) through other changes, equity	(17)	2	(476)
Other transactions aggregated to balance in equity for parent company	(2)	(257)	(464)
Balance on the statements of change equity for parent company period end	€ 1,981	€ 2,177	€ (143)